RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Summary Of Revision Of Previously Issued Financial Statements (Details) - USD ($)		3 Months Ended		4 Months Ended	6 Months Ended	9 Months Ended
		Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Sep. 30, 2021	Feb. 12, 2021	Aug. 19, 2020	Dec. 31, 2019
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class D Units Subject to Possible Redemption, 16,130,034 Units at $3.10 Redemption Value, Net of Issuance Costs $2,958,446, Plus Accumulated Preferred Returns of $7,895,161 and $4,567,346 at September 30, 2021 and December 31, 2020, Respectively				$ 51,608,900		$ 54,936,716			$ 47,556,622
Retained Loss from Controlling Interests				(126,242,225)		(203,942,517)			$ (85,167,716)
Foresight Acquisition Corp [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class D Units Subject to Possible Redemption, 16,130,034 Units at $3.10 Redemption Value, Net of Issuance Costs $2,958,446, Plus Accumulated Preferred Returns of $7,895,161 and $4,567,346 at September 30, 2021 and December 31, 2020, Respectively				0		316,250,000
Additional paid-in capital				24,209		0
Retained Loss from Controlling Interests				(2,286)		(10,239,714)
Total Stockholders' Equity (Deficit)		$ (15,089,547)	$ (4,565,670)	22,714	$ (15,089,547)	(10,238,840)		$ 0
Initial classification of Class A common stock subject to possible redemption						316,250,000
Sale of units	[1]			25,000
Foresight Acquisition Corp [Member] | Private Placement [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Sale of units			8,044,125
Foresight Acquisition Corp [Member] | Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Additional paid-in capital		10,706,135	182,370		10,706,135		$ 5,235,691
Retained Loss from Controlling Interests		(5,707,207)	4,816,670		(5,707,207)		(236,705)
Total Stockholders' Equity (Deficit)		5,000,003	5,000,010		5,000,003		5,000,007
Initial classification of Class A common stock subject to possible redemption			301,630,950		301,630,950
Change in value of Class A common stock subject to possible redemption			5,053,370		(5,470,500)
Change in value of common stock subject to redemption		(5,470,500)
Foresight Acquisition Corp [Member] | Revision of Prior Period, Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Additional paid-in capital		(10,706,135)	(182,370)		(10,706,135)		(5,235,691)
Retained Loss from Controlling Interests		(9,383,214)	(9,383,214)		(9,383,214)		(9,383,214)
Total Stockholders' Equity (Deficit)		(20,089,550)	(9,565,680)		(20,089,550)		(14,619,052)
Initial classification of Class A common stock subject to possible redemption			14,619,050		14,619,050
Change in value of Class A common stock subject to possible redemption			(5,053,370)		5,470,500
Change in value of common stock subject to redemption		5,470,500
Foresight Acquisition Corp [Member] | As Restated [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total Stockholders' Equity (Deficit)		(15,089,547)	(4,565,670)		(15,089,547)
Foresight Acquisition Corp [Member] | As Revised [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Retained Loss from Controlling Interests		(15,090,421)	(4,566,544)		(15,090,421)		(9,619,919)
Total Stockholders' Equity (Deficit)		(15,089,547)	(4,565,670)		(15,089,547)		(9,619,045)
Initial classification of Class A common stock subject to possible redemption			316,250,000		316,250,000
Common Class A | Foresight Acquisition Corp [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class D Units Subject to Possible Redemption, 16,130,034 Units at $3.10 Redemption Value, Net of Issuance Costs $2,958,446, Plus Accumulated Preferred Returns of $7,895,161 and $4,567,346 at September 30, 2021 and December 31, 2020, Respectively						$ 316,250,000
Common stock				$ 0
Common Class A | Foresight Acquisition Corp [Member] | Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class D Units Subject to Possible Redemption, 16,130,034 Units at $3.10 Redemption Value, Net of Issuance Costs $2,958,446, Plus Accumulated Preferred Returns of $7,895,161 and $4,567,346 at September 30, 2021 and December 31, 2020, Respectively		296,160,450	306,684,320		296,160,450		301,630,948
Common stock		284	179		284		230
Change in value of common stock subject to redemption			(5,053,370)
Common Class A | Foresight Acquisition Corp [Member] | Previously Reported [Member] | IPO
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Sale of units			298,798,535
Initial value of common stock subject to possible redemption at IPO date			(301,630,950)
Common Class A | Foresight Acquisition Corp [Member] | Previously Reported [Member] | Private Placement [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Sale of units			8,044,125
Common Class A | Foresight Acquisition Corp [Member] | Revision of Prior Period, Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class D Units Subject to Possible Redemption, 16,130,034 Units at $3.10 Redemption Value, Net of Issuance Costs $2,958,446, Plus Accumulated Preferred Returns of $7,895,161 and $4,567,346 at September 30, 2021 and December 31, 2020, Respectively		20,089,550	9,565,680		20,089,550		14,619,052
Common stock		(201)	(96)		(201)		(147)
Change in value of common stock subject to redemption			5,053,370
Accretion for Class A common stock to redemption amount			(17,451,465)
Common Class A | Foresight Acquisition Corp [Member] | Revision of Prior Period, Adjustment [Member] | IPO
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Sale of units			(298,798,535)
Initial value of common stock subject to possible redemption at IPO date			301,630,950
Common Class A | Foresight Acquisition Corp [Member] | As Restated [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accretion for Class A common stock to redemption amount			(17,451,465)
Common Class A | Foresight Acquisition Corp [Member] | As Restated [Member] | Private Placement [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Sale of units			8,044,125
Common Class A | Foresight Acquisition Corp [Member] | As Revised [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class D Units Subject to Possible Redemption, 16,130,034 Units at $3.10 Redemption Value, Net of Issuance Costs $2,958,446, Plus Accumulated Preferred Returns of $7,895,161 and $4,567,346 at September 30, 2021 and December 31, 2020, Respectively		316,250,000	316,250,000		316,250,000		316,250,000
Common stock		$ 83	$ 83		$ 83		$ 83

[1]	Included an aggregate of up to 1,031,250 shares of Class B common stock that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised (see Note 5).